Summary of significant accounting policies - Foreign currency exchange (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary of significant accounting policies
Net unrealized foreign currency translation losses	$ 140.5	$ 212.2
Swedish kronor
Summary of significant accounting policies
Currency Closing Rate	8.2051	9.0549
British pound
Summary of significant accounting policies
Currency Closing Rate	0.7398	0.8074
Euro
Summary of significant accounting policies
Currency Closing Rate	0.8339	0.9479
Canadian dollar
Summary of significant accounting policies
Currency Closing Rate	1.2556	1.3432